Other Current Financial Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Current Financial Assets [Abstract]
Schedule of Other Current Financial Assets

Other non-current financial assets consist of the following:

	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Current
Deposits		—
Advances for network acquisition*	5,062,810	4,791,371
Loans and advances to related parties	101,825	2,57,212
Other loans and advances	627,336	3,74,829
Unbilled Revenue	6,196,143	437,005
Total	11,988,116	5,860,417

Other current financial assets consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Deposits	$—	$300
Advances for network acquisition*	4,791,371	3,879,484
Loans and advances to related parties	2,57,212	18,059
Other loans and advances	3,74,829	3,25,114
Unbilled revenue	437,005	—
	$5,860,417	$4,222,957

*	The amounts presented as “Advances for network acquisition” refer to upfront payments made to acquire subscriber networks, including subsequent tranches of additional networks. This process typically involves securing access to a base of existing or potential subscribers from another network provider or entity. The goal of acquiring such networks is to enhance the company’s subscriber base, drive revenue growth, expand market reach, and reduce competition within specific territories. These advances form part of the company’s strategic initiatives to strengthen its customer portfolio and establish a more prominent position in the industry.